Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue					$ 156	$ 496
Cost of Revenue
Total cost of revenue					504	1,012
Gross Deficit					(348)	(516)
Expenses
General and administrative					551	998
Depreciation					9	5
Research and development						255
Total expenses					560	1,258
Impairment Loss						(622)
Income Taxes						21
Loss from Discontinued Operations		$ (296)		$ (296)	(908)	$ (2,375)
Hardware [Member]
Cost of Revenue
Total cost of revenue					$ 504